Other income, gains or loss - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income, gains or loss - net
Net foreign exchange gain/(loss)	¥ (312,843)	¥ 77,143	¥ 285,722
Government grants and tax rebates (Note a)	58,013	51,080	63,627
Net gain on financial assets at fair value through profit or loss	30,687	45,644	49,447
Gain on dilution of interest in associate (Note 14)			2,511
Gain/(loss) on disposal of property and equipment and intangible asset	(6,198)	(266)	1,302
Remeasurement of redemption liability (Note b)	37,874
Guarantee (loss)/gain, net		10,757	(69,185)
Net (loss)/gain on derivatives	262,769	(169,545)	(281,691)
Others	516	(892)	6,699
Other income, gains or loss-net	¥ 70,818	¥ 13,921	¥ 58,432